SHAREHOLDERS' EQUITY (Details 1) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, RSUs outstanding at beginning of year | shares	575,397
Number of shares, Granted | shares	572,558
Number of shares, Vested | shares	(200,359)
Number of shares, Forfeited | shares	(17,000)
Number of shares, RSUs outstanding at end of year | shares	930,596
Weighted average grant date fair value, RSUs Outstanding at beginning of year | $ / shares	$ 5.90
Weighted average grant date fair value, Granted | $ / shares	8.38
Weighted average grant date fair value, Vested | $ / shares	5.55
Weighted average grant date fair value, Forfeited | $ / shares	7.47
Weighted average grant date fair value, RSUs outstanding at end of year | $ / shares	$ 7.47